(Profit) Losses on derecognition of financial assets not measured at fair value through profit or loss, net	12 Months Ended
Dec. 31, 2022
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
(Profit) Losses on derecognition of financial assets not measured at fair value through profit or loss, net
28. (Profit) Losses on derecognition of financial assets not measured at fair value through profit or loss, net

	2022	2021	2020
(Loss) Income from sale of government securities	217,979	(237,182)	(6,788,453)
(Loss) Income from sale of private securities	71,969	(1,044)	(3,084)

TOTAL	289,948	(238,226)	(6,791,537)